Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

(a) Lease Commitments

In June 2007, the Company relocated its operations to a newly leased facility with a lease term through May 31, 2014, with one five-year renewal option exercisable by the Company. During 2012, 2011 and 2010, rent expense, including real estate taxes, was $1,596,000, $1,582,000, and $1,531,000, respectively. As part of the lease, the Company is required to restrict approximately $311,000 of cash for a security deposit as of December 31, 2012. The lease is classified as an operating lease. Future minimum commitments as of December 31, 2012 under the Company’s lease agreement are approximately:

December 31,	Operating Lease
(In thousands)
2013	$1,488
2014	628

$2,116

(b) External Collaborations

The Company is a party to six royalty-bearing license agreements under which it has acquired rights to antisense related patents, patent applications, and technology. Each of these in-licenses automatically terminates upon the expiration of the last to expire patent included in the license. The Company has annual minimum payments due under these agreements of $35,000.

(c) Contract Obligations

The Company has an employment agreement, which expires October 2015, with its chairman, president and chief executive officer. As of December 31, 2012, future minimum commitments under this agreement were approximately $549,000 for each of the years ended December 31, 2013 and 2014, and $440,000 for the year ended December 31, 2015.

(d) Related-Party Transactions

In November 2011, the Company issued and sold shares of Series D preferred stock and Series D warrants pursuant to a Convertible Preferred Stock and Warrant Purchase Agreement with Pillar I, an investment partnership managed by one of the Company’s directors and significant shareholders, which is described in Note 13. In November 2012, the Company issued and sold shares of Series E preferred stock and Series E warrants pursuant to a Convertible Preferred Stock and Warrant Purchase Agreement with Pillar II, an investment partnership managed by two of the Company’s directors and one of its significant shareholders, which is described in Note 13.

The Company paid certain directors consulting fees of approximately $1,000, $32,000 and $53,000 in 2012, 2011 and 2010, respectively. The $1,000 paid in 2012 was associated with services performed in 2011. The Company issued common stock in lieu of Director board and committee fees of approximately $1,000, $38,000, and $6,000 during 2012, 2011 and 2010, respectively.